Taxes and Other Receivables	6 Months Ended
Jun. 30, 2014
Taxes and Other Receivables [Abstract]
Taxes and other receivables
6	Taxes and other receivables

	June 30, 2014 $	December 31, 2013 $	December 31, 2012 $

Government grants	562	-	34,168
Other receivables	9,010	11,062	11,331

	9,572	11,062	45,499

On June 15, 2014, the Company was granted a non-repayable financial contribution from the National Research Council of Canada Industrial Research Assistance Program (“IRAP”). The Company will be reimbursed for certain research and development costs to a maximum of $182,093 (CA$194,398) in the period from June 15, 2014 thru June 15, 2017. Under this IRAP grant the Company requested an aggregate total reimbursement of $562 to June 30, 2014.

On May 1, 2012, the Company was granted a non-repayable financial contribution from IRAP. The Company will be reimbursed for certain research and development costs to a maximum of $48,245 (CA$48,000) in the period from May 1, 2012 thru November 30, 2012. Under this IRAP grant the Company requested an aggregate total reimbursement of $40,542 and has received $6,374 to December 31, 2012 resulting in a receivable of $34,168 at December 31, 2012. Under this IRAP grant the Company did not incur all of the allowable expenses under the grant and as a result $7,703 has lapsed.

The total amount credited in the statement operations for all IRAP grants for the six months ended June 30, 2014 was $562 (2013 - $nil; 2012 - $40,542).